Other Income, Net (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Other Income Net [Line Items]
Gain from derecognition of long-aged operating liabilities	$ 206,533	[1]	$ 2,938,250	[1]	$ 0	[1]
Write-off of sales rebate payables			1,077,242
Write-off of third-party commissions			818,914
Write-off of other accrued expenses payable			1,042,094
Seed Music [Member]
Other Income Net [Line Items]
Loan to related party			980,000
Net value of loan to related party			$ 0

[1]	Refer to Note 2(31).